S000071709 [Member] Investment Objectives and Goals - Putnam Focused Large Cap Growth ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks capital appreciation.